LOANS (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Credit quality indicators
Total loans	$ 408,240,534	$ 397,102,394
Pass
Credit quality indicators
Total loans	376,127,082	355,330,022
Special Mention
Credit quality indicators
Total loans	16,863,585	6,998,132
Substandard
Credit quality indicators
Total loans	14,359,724	34,254,485
Doubtful
Credit quality indicators
Total loans	890,143	519,755
Real estate loans
Credit quality indicators
Total loans	323,464,435	327,870,870
Real estate loans | Pass
Credit quality indicators
Total loans	292,677,066	291,132,664
Real estate loans | Special Mention
Credit quality indicators
Total loans	15,993,225	6,051,785
Real estate loans | Substandard
Credit quality indicators
Total loans	13,912,054	30,166,666
Real estate loans | Doubtful
Credit quality indicators
Total loans	882,090	519,755
Real estate loans | One-to-four family
Credit quality indicators
Total loans	112,350,393	115,540,320
Real estate loans | One-to-four family | Pass
Credit quality indicators
Total loans	108,197,672	111,752,817
Real estate loans | One-to-four family | Special Mention
Credit quality indicators
Total loans	1,882,095	1,245,332
Real estate loans | One-to-four family | Substandard
Credit quality indicators
Total loans	1,763,954	2,126,651
Real estate loans | One-to-four family | Doubtful
Credit quality indicators
Total loans	506,672	415,520
Real estate loans | Multi-family
Credit quality indicators
Total loans	42,203,212	39,481,726
Real estate loans | Multi-family | Pass
Credit quality indicators
Total loans	36,428,424	35,841,156
Real estate loans | Multi-family | Special Mention
Credit quality indicators
Total loans	2,769,017
Real estate loans | Multi-family | Substandard
Credit quality indicators
Total loans	3,005,771	3,640,570
Real estate loans | Commercial
Credit quality indicators
Total loans	138,766,873	128,656,804
Real estate loans | Commercial | Pass
Credit quality indicators
Total loans	121,242,335	117,634,711
Real estate loans | Commercial | Special Mention
Credit quality indicators
Total loans	11,221,414	3,856,453
Real estate loans | Commercial | Substandard
Credit quality indicators
Total loans	6,303,124	7,061,405
Real estate loans | Commercial | Doubtful
Credit quality indicators
Total loans		104,235
Real estate loans | Construction and land
Credit quality indicators
Total loans	30,143,957	44,192,020
Real estate loans | Construction and land | Pass
Credit quality indicators
Total loans	26,808,635	25,903,980
Real estate loans | Construction and land | Special Mention
Credit quality indicators
Total loans	120,699	950,000
Real estate loans | Construction and land | Substandard
Credit quality indicators
Total loans	2,839,205	17,338,040
Real estate loans | Construction and land | Doubtful
Credit quality indicators
Total loans	375,418
Commercial business
Credit quality indicators
Total loans	71,251,082	48,676,963
Commercial business | Pass
Credit quality indicators
Total loans	70,155,966	44,805,581
Commercial business | Special Mention
Credit quality indicators
Total loans	834,657	474,961
Commercial business | Substandard
Credit quality indicators
Total loans	257,897	3,396,421
Commercial business | Doubtful
Credit quality indicators
Total loans	2,562
Consumer
Credit quality indicators
Total loans	13,525,017	20,554,561
Consumer | Pass
Credit quality indicators
Total loans	13,294,050	19,391,777
Consumer | Special Mention
Credit quality indicators
Total loans	35,703	471,386
Consumer | Substandard
Credit quality indicators
Total loans	189,773	691,398
Consumer | Doubtful
Credit quality indicators
Total loans	5,491
Consumer | Home equity
Credit quality indicators
Total loans	12,062,108	19,139,850
Consumer | Home equity | Pass
Credit quality indicators
Total loans	11,840,875	17,980,458
Consumer | Home equity | Special Mention
Credit quality indicators
Total loans	35,703	471,386
Consumer | Home equity | Substandard
Credit quality indicators
Total loans	185,530	688,006
Consumer | Automobile and other
Credit quality indicators
Total loans	1,462,909	1,414,711
Consumer | Automobile and other | Pass
Credit quality indicators
Total loans	1,453,175	1,411,319
Consumer | Automobile and other | Substandard
Credit quality indicators
Total loans	4,243	3,392
Consumer | Automobile and other | Doubtful
Credit quality indicators
Total loans	$ 5,491